As filed with the Securities and Exchange Commission on August 18, 2011

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 79	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81	☒

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy	with a copy to:
Drinker Biddle & Reath LLP	Owen T. Meacham, Assistant Secretary
One Logan Square	The Northern Trust Company
Suite 2000	50 South LaSalle Street
Philadelphia, PA 19103	Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 79 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 79 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 18th day of August, 2011.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 79 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund Lloyd A. Wennlund	President (Principal Executive Officer)	August 18, 2011

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 18, 2011

/s/ William L. Bax William L. Bax	Trustee	August 18, 2011

/s/ Edward J. Condon, Jr. Edward J. Condon, Jr.	Trustee	August 18, 2011

/s/ Sharon Gist Gilliam Sharon Gist Gilliam	Trustee	August 18, 2011

/s/ Sandra Polk Guthman Sandra Polk Guthman	Trustee	August 18, 2011

/s/ Michael H. Moskow Michael H. Moskow	Trustee	August 18, 2011

/s/ Stephen N. Potter Stephen N. Potter	Trustee	August 18, 2011

/s/ Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	August 18, 2011

/s/ Richard P. Strubel Richard P. Strubel	Trustee	August 18, 2011

/s/ Casey J. Sylla Casey J. Sylla	Trustee	August 18, 2011

EXHIBIT INDEX

Exhibit No.	Description

EX-101. INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase